Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (20,949,300)	$ (34,731,000)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation	2,221,100	1,673,400
Operating lease non-cash expense	574,800	394,200
Stock compensation expense	141,300	1,237,100
Litigation settlement loss	0	3,313,400
Gain on sale of equipment	0	(12,800)
Amortization of debt issuance costs	0	9,900
Changes in operating assets and liabilities:
Accounts receivable	0	16,200
Prepaid expenses and other current assets	(179,300)	662,400
Increase (Decrease) in Accounts Payable	(5,034,700)	3,790,800
Accrued litigation liability	447,500	0
Accrued expenses and other current liabilities	344,300	140,600
Interest payable	1,795,800	142,100
Operating lease liability	(586,800)	(382,200)
Net cash used for operating activities	(21,225,300)	(23,745,900)
Cash flows from investing activities:
Capital expenditures	(206,600)	(4,880,500)
Proceeds from sale of equiment	0	15,000
Net cash used for investing activities	(206,600)	(4,865,500)
Cash flows from financing activities:
Proceeds from senior secured convertible note payable	24,000,000	4,000,000
Proceeds from issuance of common stock	659,100	0
Stock issuance costs	(111,200)	0
Borrowings from note payable	0	610,700
Repayments of note payable	(557,200)	(508,000)
Debt issuance costs	0	(200,000)
Net cash provided by financing activities	23,990,700	3,902,700
Net change in cash and cash equivalents	2,558,800	(24,708,700)
Cash and cash equivalents:
Beginning of year	645,200	25,353,900
End of period	3,204,000	645,200
Supplemental disclosures of cash flow information:
Cash paid for interest on note payable	56,400	12,200
Non-cash investing and financing activities:
Right-of-use asset/liability recognized from ASC 842 implementation	0	2,232,700
Property and equipment in accounts payable	52,700	1,303,000
Right-of-use asset/liability acquired through lease liability	0	303,662
Deferred financing costs forgiven	364,700	0
Exchange Agreement, Senior Secured Convertible Promissory Note for Preferred Shares [Member]
Non-cash investing and financing activities:
Exchange of 25% senior convertible promissory notes into preferred stock	14,000,000	0
Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member]
Non-cash investing and financing activities:
Conversion of subordinated convertible promissory notes into common stock	$ 2,914,000	$ 399,400